Thrivent Large Cap Growth Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	70 Months Ended	94 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	16.53%	13.74%	14.29%
Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%			18.13%
S&P 500® Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.18%	15.04%			16.99%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	10.93%	11.19%			14.97%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.99%	9.65%			13.43%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.16%	8.52%			12.09%
Class S
Prospectus [Line Items]
Average Annual Return, Percent	16.36%	12.53%			15.87%